Discontinued Operations (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues		¥ 2,214	¥ 26,607	¥ 20,699
Income from discontinued operations, net	[1]	463	12,182	(179)
Provision for income taxes		(166)	(4,681)	347
Discontinued operations, net of applicable tax effect		¥ 297	¥ 7,501	¥ 168

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2013, 2014 and 2015 were net gain of ¥6,789 million, ¥14,600 million and ¥362 million, respectively.